Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 13,850	kr 12,849
Impairment losses	(500)	(400)
Property, plant and equipment, closing balance	13,383	13,850
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,715
Property, plant and equipment, closing balance	2,823	2,715
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	626
Property, plant and equipment, closing balance	562	626
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9,494
Property, plant and equipment, closing balance	9,003	9,494
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,015
Property, plant and equipment, closing balance	995	1,015
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	45,072	43,556
Additions	4,493	5,118
Balances regarding acquired/divested business	55	(284)
Sales/disposals	(3,749)	(4,369)
Translation differences	(2,453)	1,051
Property, plant and equipment, closing balance	43,418	45,072
Cost [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,755	6,844
Additions	78	81
Balances regarding acquired/divested business	2	(167)
Sales/disposals	(567)	(568)
Reclassiﬁcations	720	369
Translation differences	(485)	196
Property, plant and equipment, closing balance	6,503	6,755
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,512	3,372
Additions	163	272
Balances regarding acquired/divested business	4	173
Sales/disposals	(475)	(346)
Reclassiﬁcations	92	(24)
Translation differences	(266)	65
Property, plant and equipment, closing balance	3,030	3,512
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	33,790	32,469
Additions	2,184	2,650
Balances regarding acquired/divested business	59	(317)
Sales/disposals	(2,534)	(2,941)
Reclassiﬁcations	1,009	1,178
Translation differences	(1,618)	751
Property, plant and equipment, closing balance	32,890	33,790
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,015	871
Additions	2,068	2,115
Balances regarding acquired/divested business	(10)	27
Sales/disposals	(173)	(514)
Reclassiﬁcations	(1,821)	(1,523)
Translation differences	(84)	39
Property, plant and equipment, closing balance	995	1,015
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(29,879)	(29,420)
Depreciations	(3,602)	(3,587)
Balances regarding acquired/divested business	1	464
Sales/disposals	3,172	3,394
Translation differences	1,647	(730)
Property, plant and equipment, closing balance	(28,661)	(29,879)
Accumulated depreciation and amortization [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,745)	(3,703)
Depreciations	(425)	(406)
Balances regarding acquired/divested business		97
Sales/disposals	537	379
Reclassiﬁcations	1
Translation differences	227	(112)
Property, plant and equipment, closing balance	(3,405)	(3,745)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,843)	(2,948)
Depreciations	(241)	(203)
Balances regarding acquired/divested business		12
Sales/disposals	470	323
Reclassiﬁcations	11	34
Translation differences	210	(61)
Property, plant and equipment, closing balance	(2,393)	(2,843)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(23,291)	(22,769)
Depreciations	(2,936)	(2,978)
Balances regarding acquired/divested business	1	355
Sales/disposals	2,165	2,692
Reclassiﬁcations	(12)	(34)
Translation differences	1,210	(557)
Property, plant and equipment, closing balance	(22,863)	(23,291)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,343)	(1,287)
Balances regarding acquired/divested business		2
Impairment losses	(512)	(360)
Sales/disposals	387	345
Translation differences	94	(43)
Property, plant and equipment, closing balance	(1,374)	(1,343)
Accumulated impairment losses [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(295)	(292)
Balances regarding acquired/divested business		1
Impairment losses	(11)	(56)
Sales/disposals	9	61
Translation differences	22	(9)
Property, plant and equipment, closing balance	(275)	(295)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(43)	(66)
Impairment losses	(65)	6
Sales/disposals	28	19
Translation differences	5	(2)
Property, plant and equipment, closing balance	(75)	(43)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,005)	(929)
Balances regarding acquired/divested business		1
Impairment losses	(434)	(280)
Sales/disposals	348	235
Translation differences	67	(32)
Property, plant and equipment, closing balance	(1,024)	(1,005)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	(2)	(30)
Sales/disposals	kr 2	kr 30